Long-Term Debt - Additional Information - USD Term Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vessel term_loan	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of term loans | term_loan	6
Outstanding debt | $	$ 1,791,226	$ 1,999,209
Number of vessels	35,000
Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Teekay Nakilat Corporation
Debt Instrument [Line Items]
Number of vessels	3
Partnership owns percentage in joint venture	70.00%
Long-term Debt
Debt Instrument [Line Items]
Outstanding debt | $	$ 1,000,000
Number of vessels	15
Long-term Debt | Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Norwegian Kroner Denominated Bonds Due September 2018
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	all of the outstanding term loans were guaranteed by either the Partnership or Teekay Nakilat Corporation (or the Teekay Nakilat Joint Venture)